Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
Debentures
Description	Additional information	Annual charges	2017 (Non current)	2016 (Current)
1st issue	(a)	CDI + Interest from 2.0%	419,236	906,729
2nd issue	(b)	CDI + Interest from 2.0%	649,743	761,307
Borrowing costs	(c)		-	(2,407)
Total			1,068,979	1,665,629

Aggregation of debentures
The breakdown of the debentures is as follows:

	1st issue	2nd issue	Transaction costs
Balances at 2015	773,190	651,472	(7,581)	1,417,081
Interest	133,539	109,835		243,374
Transaction costs	-	-	5,174	5,174
Repayment	-	-	-	-
Balances at 2016	906,729	761,307	(2,407)	1,665,629
Interest	117,879	97,037	-	214,916
Debt acknowledgement instrument	(356,514)	-	-	(356,514)
Transaction costs	-	-	2,407	2,407
Repayment	(199,086)	(166,881)	-	(365,967)
Discount	(49,772)	(41,720)	-	(91,492)
Balances at 2017	419,236	649,743	-	1,068,979

Transaction costs
Transaction costs were classified as a reduction of debt and are recognized in profit or loss under the effective interest rate method:

Description	2017	2016	2015

Transaction cost	(2,407)	(7,581)	(12,755)
Accumulated amortization	2,407	5,174	5,174
Transaction cost to be amortized	-	(2,407)	(7,581)

Current	-	(2,407)	(7,581)